PAGE 1
                            Registration No.: 811-08207/333-26441

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D. C. 20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /

    Post-Effective Amendment No. 1                        / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                      / X /

    Amendment No. 2                                       / X /


         T. ROWE PRICE TAX-EFFICIENT BALANCED FUND, INC.
          ______________________________________________
        (Exact Name of Registrant as Specified in Charter)


    100 East Pratt Street, Baltimore, Maryland     21202
    __________________________________________   _________
    (Address of Principal Executive Offices)     (Zip Code)


Registrant's Telephone Number, including Area Code  410-345-2000
                                                    ____________

                         Henry H. Hopkins
                      100 East Pratt Street
                    Baltimore, Maryland 21202
             _______________________________________
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering   October 24, 1997
                                               _________________

    It is proposed that this filing will become effective (check appropriate box):

    /X/  immediately upon filing pursuant to paragraph (b)

    / /  on (date) pursuant to paragraph (b)

    / /  60 days after filing pursuant to paragraph (a)(1)

PAGE 2
    / /  on (date) pursuant to paragraph (a)(1)

    / /  75 days after filing pursuant to paragraph (a)(2)

    / /  on (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:

    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933+
______________________________________________
Pursuant to Section 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933 and intends to file a 24f-2 Notice by February 28, 1998.

+Not applicable, as no securities are being registered by this Post-Effective Amendment No. 1 to the Registration Statement.

PAGE 3
    The Registration Statement of T. Rowe Price Tax-Efficient Balanced Fund, Inc., on Form N-1A (File Number 333-02993) is hereby amended under the Securities Act of 1933 to comply with the Fund's undertaking to supplement the Fund's prospectus with updated financial statements which are contained in the Fund's unaudited Semiannual Report.

    This Amendment consists of the following:

       Cross Reference Sheet
       Part A of Form N-1A, Supplement to Prospectus
       Part B of Form N-1A, Supplement to Statement of
       Additional Information
       Part C of Form N-1A, Other Information
       Opinion of Counsel
       Accountants' Consent

PAGE 4
         T. ROWE PRICE TAX-EFFICIENT BALANCED FUND, INC.
                      CROSS REFERENCE SHEET

            N-1A Item No.                          Location
            _____________                          ________

                              PART A
Item 1.  Cover Page                       Cover Page
Item 2.  Synopsis                         Transaction and Fund
                                          Expenses
Item 3.  Condensed Financial Information  Financial           Highlights
Item 4.  General Description of           Transaction and Fund
         Registrant                       Expenses; Fund,
                                          Market, and Risk
                                          Characteristics;
                                          Organization and
                                          Management;
                                          Understanding
                                          Performance
                                          Information;
                                          Investment Policies
                                          and Practices; Types
                                          of Management
                                          Practices
Item 5.  Management of the Fund           Transaction and Fund
                                          Expenses; Fund,
                                          Market, and Risk
                                          Characteristics;
                                          Organization and
                                          Management
Item 5A. Management's Discussion of
         Fund Performance                 +
Item 6.  Capital Stock and Other          Distributions and
         Securities                       Taxes; Organization
                                          and Management
Item 7.  Purchase of Securities Being     Pricing Shares and
         Offered                          Receiving Sale
                                          Proceeds; Transaction
                                          Procedures and Special
                                          Requirements; Account
                                          Requirements and
                                          Transaction
                                          Information;
                                          Shareholder Services
Item 8.  Redemption or Repurchase         Pricing Shares and
                                          Receiving Sale
                                          Proceeds; Transaction
                                          Procedures and Special
                                          Requirements;

PAGE 5
                                          Exchanging and
                                          Redeeming Shares;
                                          Shareholder Services
Item 9.  Pending Legal Proceedings        +
                                     PART B
Item 10. Cover Page                       Cover Page
Item 11. Table of Contents                Table of Contents
Item 12. General Information and History  +
Item 13. Investment Objectives and        Investment Objectives
         Policies                         and Policies; Risk
                                          Factors; Investment
                                          Programs; Investment
                                          Restrictions;
                                          Investment Performance
Item 14. Management of the Registrant     Management of Funds
Item 15. Control Persons and Principal    Principal Holders of
         Holders of Securities            Securities
Item 16. Investment Advisory and Other    Investment Management
         Services                         Services; Custodian;
                                          Shareholder Services;
                                          Independent
                                          Accountants; Legal
                                          Counsel
Item 17. Brokerage Allocation             Portfolio Transactions
Item 18. Capital Stock and Other          Dividends and
         Securities                       Distributions; Capital
                                          Stock
Item 19. Purchase, Redemption and Pricing Ratings of Municipal
         of Securities Being Offered      Debt Securities;
                                          Ratings of Municipal
                                          Notes and Variable
                                          Rate Securities;
                                          Ratings of Commercial
                                          Paper; Redemptions in
                                          Kind; Pricing of
                                          Securities; Net Asset
                                          Value Per Share;
                                          Federal Registration
                                          of Shares
Item 20. Tax Status                       Tax Status
Item 21. Underwriters                     Distributor for Funds
Item 22. Calculation of Yield Quotations
         of Money Market Funds            +
Item 23. Financial Statements             Incorporated by
                                          Reference from
                                          Semiannual Report

PAGE 6
                              PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration
Statement.
___________________________________
+  Not applicable or negative answer.

 T. ROWE PRICE
----------------------------------------------------------------
 Tax-Efficient Balanced Fund, Inc.

 Supplement to prospectus dated July 1, 1997
----------------------------------------------------------------
 Financial Highlights
 Table 3, which provides information about the fund's financial history, is based on a single share outstanding for the period June 30, 1997 (commencement of operations) to August 31, 1997. The table is part of the fund's unaudited financial statements which are included in its semiannual report and incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the semiannual report are unaudited for the period shown.

 Table 3  Financial Highlights
                         Income From Investment Activities
 Less Distributions                       Net Asset

                                          Value
              Net Asset  Net            Net Realized    Total
From  Net                                      Net Asset
     Period   Value,     Investment     & Unrealized
Investment  Investment  Net Realized  Total          Value, End
     Ended    Beginning  Income (Loss)  Gain (Loss) on
Activities  Income      Gain          Distributions  of Period
              of Period                 Investments

     1997/a/   $10.00      $0.04/b/         $0.19         $0.23
  $(0.03)         --          $(0.03)        $10.20
----------------------------------------------------------------

  Table 3  Financial Highlights (continued)
              Returns, Ratios, and Supplemental Data
              Total Return                   Ratio of     Ratio
of Net
     Period   (Includes       Net Assets     Expenses to
Investment    Average     Portfolio
     Ended    Reinvested      ($ Thousands)  Average Net  Income
to     Commission  Turnover
              Distributions)                 Assets       Average
Net   Rate Paid   Rate
                                                          Assets

     1997/a/      2.33%          $5,190       1.00%/bc/
2.23%/bc/     $0.0297     11.8%/c/
----------------------------------------------------------------

 /a/For the period June 30, 1997 (commencement of operations) to
  August 31, 1997.
 /b/Excludes expenses in excess of a 1.00% voluntary expense limitation in effect through 2/28/99.
 /c/Annualized.

----------------------------------------------------------------
 The date of this supplement is October 24, 1997.
----------------------------------------------------------------
                                               F19-041 10/24/97

T. ROWE PRICE
_________________________________________________________________
TAX-EFFICIENT BALANCED FUND, INC.
Supplement to Statement of Additional Information dated July 1,
1997.
_________________________________________________________________

    Coopers & Lybrand L.L.P., 250 West Pratt Street, Baltimore, Maryland 21201-2423, are independent accountants to the Fund.
The unaudited financial statements of the Fund for the period June 30, 1997 (commencement of operations) to August 31, 1997, are included in the Fund's Semiannual Report for the period ended August 31, 1997. A copy of the Semiannual Report accompanies this Statement of Additional Information. The following financial statements appearing in the Semiannual Report for the period ended August 31, 1997, are incorporated into this Statement of Additional Information by reference:

                                                      TAX-EFFICIENT
                                                      BALANCED FUND
                                                        SEMIANNUAL
                                                       REPORT PAGE
                                                    __________________

Statement of Net Assets, August 31, 1997                  8-18
Statement of Operations, period from June 30, 1997
 (commencement of operations) to August 31, 1997           19
Statement of Changes in Net Assets, period from
 June 30, 1997 (commencement of operations) to
 August 31, 1997                                           20
Notes to Financial Statements, August 31, 1997            21-23
Financial Highlights, period from June 30, 1997
 (commencement of operations) to August 31, 1997            7

_________________________________________________________________

The date of this Supplement is October 24, 1997
_________________________________________________________________
                                                 C03-045 10/31/97

PAGE 9
                              PART C
                        OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a) Financial Statements. A Statement of Assets and Liabilities of Registrant as of June 23, 1997, appears in the Statement of Additional Information. Such Statement has been examined by Coopers & Lybrand L.L.P., independent accountants, and has been included in the Statement of Additional Information given upon their authority as experts in auditing and accounting.

         The Condensed Financial Information (Financial
         Highlights table) is included in Part A of this Registration Statement).

         Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets are included in the unaudited Semiannual Report to shareholders, the pertinent portions of which are incorporated by reference in Part B of the Registration Statement.

(b) Exhibits

    (1)     Articles of Incorporation of Registrant, dated April
            22, 1997 (electronically filed with Initial
            Registration Statement dated May 2, 1997)

    (2)     By-Laws of Registrant (electronically filed with
            Initial Registration Statement dated May 2, 1997)

    (3)     Inapplicable

    (4)     Inapplicable

    (5) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc. (electronically filed with Amendment No. 1 dated June 25, 1997)

    (6)     Underwriting Agreement between Registrant and
            T. Rowe Price Investment Services, Inc.
            (electronically filed with Amendment No. 1 dated
            June 25, 1997)

    (7)     Inapplicable

PAGE 10
    (8)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated September 28, 1987, as amended to June 24, 1988, October 19, 1988, February 22, 1989, July 19, 1989, September 15, 1989, December 15, 1989, December 20, 1989,
            January 25, 1990, February 21, 1990, June 12, 1990,
            July 18, 1990, October 15, 1990, February 13, 1991,
            March 6, 1991, September 12, 1991, November 6, 1991, April 23, 1992, September 2, 1992, November 3, 1992, December 16, 1992, December 21, 1992, January 28, 1993, April 22, 1993, September 16, 1993, November 3, 1993, March 1, 1994, April 21, 1994, July 27,
            1994, September 21, 1994, November 1, 1994, November 2, 1994, January 25, 1995, September 20, 1995,
            November 1, 1995, December 11, 1995, April 24, 1996,
            August 2, 1996, November 12, 1996, February 4, 1997, April 24, 1997, and July 23, 1997

    (8)(b) Global Custody Agreement between The Chase Manhattan Bank, N.A. and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994,
            November 28, 1994, May 31, 1995, November 1, 1995,
            July 31, 1996, and July 23, 1997

    (9)(a)  Transfer Agency and Service Agreement between
            T. Rowe Price Services, Inc. and T. Rowe Price
            Funds, dated January 1, 1997, as amended February 4,
            1997, April 24, 1997, and July 23, 1997

    (9)(b)  Agreement between T. Rowe Price Associates, Inc. and
            T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1997, as amended February 4, 1997,
            April 24, 1997, and July 23, 1997

    (9)(c)  Agreement between T. Rowe Price Retirement Plan
            Services, Inc. and the Taxable Funds, dated January
            1, 1997, as amended February 4, 1997, April 24,
            1997, and July 23, 1997

    (10)    Opinion of Counsel, October 24, 1997

    (11)    Consent of Independent Accountants

    (12)    Inapplicable

    (13)    Inapplicable

    (14)    Inapplicable

    (15)    Inapplicable
PAGE 11
    (16) The Registrant hereby incorporates by reference the methodologies used in calculating the performance information included in: Post-Effective Amendment No. 45 and Amendment No. 9 of the T. Rowe Price New Era Fund, Inc. (SEC. File Nos. 2-29866 and 811-1710) dated March 2, 1988, for the fund's equity portion; and Post-Effective Amendment No. 36 and Amendment No. 20 of the T. Rowe Price Tax-Free Income Fund, Inc. (SEC File Nos. 2-57265 and 811-2684 and CIK 202927) dated April 22, 1994, for the fund's municipal portion.

    (17) Financial Data Schedule for T. Rowe Price Tax-Efficient Balanced Fund, Inc. as of June 23, 1997.

    (18)    Inapplicable

    (19)    Other Exhibits:

            (a) Power of Attorney for T. Rowe Price Tax-Efficient Balanced Fund, Inc.

Item 25. Persons Controlled by or Under Common Control With
         Registrant.

         None.

Item 26. Number of Holders of Securities

    As of September 30, 1997, there were 365 shareholders in the
T. Rowe Price Tax-Efficient Balanced Fund, Inc.

Item 27. Indemnification

    The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group and ICI Mutual.
These policies provide coverage for the named insureds, which include T. Rowe Price Associates, Inc. ("Manager"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc.,
T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund and forty-nine investment companies, including, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income

PAGE 12
Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.,
T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc.,
T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc.,
T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., and T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Balanced Fund, Inc., Reserve Investment Funds, Inc., and T. Rowe Price Media & Telecommunications Fund, Inc. The Registrant and the forty-nine investment companies listed above, with the exception of Institutional International Funds, Inc., will be collectively referred to as the Price Funds. The investment manager for the Price Funds, excluding T. Rowe Price International Funds, Inc. and T. Rowe Price International Series, Inc., is the Manager. Price-Fleming is the manager to
T. Rowe Price International Funds, Inc., T. Rowe Price International Series, Inc. and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a wholly-owned subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming International Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

    Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

PAGE 13
         Section 10.01 Indemnification and Payment of Expenses in Advance. The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under applicable Maryland law, as from time to time amended. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under applicable Maryland law, as from time to time amended. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in applicable Maryland law, as from time to time amended.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

PAGE 14
              (i)  the vote of a majority of a quorum of
                   directors who are neither "interested
                   persons" of the Corporation as defined in
                   Section 2(a)(19) of the Investment Company
                   Act of 1940, nor parties to the Proceeding;
                   or

              (ii) an independent legal counsel in a written
                   opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a) the Indemnitee provides a security for his undertaking; or

         (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)  there is a determination, based on a review of
              readily available facts, that there is reason to
              believe that the Indemnitee will ultimately be
              found entitled to indemnification, which
              determination shall be made by:

              (i) a majority of a quorum of directors who are neither "interested persons" of the
                   Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

              (ii) an independent legal counsel in a written
                   opinion.

    Section 10.02 of the Registrant's By-Laws provides as follows:

         Section 10.02 Insurance of Officers, Directors, Employees and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director,

PAGE 15
    officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Manager.

    Rowe Price-Fleming International, Inc. ("Price-Fleming"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly owned subsidiary of the Manager. Price-Fleming was incorporated in Maryland in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

    T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1980 for the purpose of acting as the principal underwriter and distributor for the Price Funds. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment

PAGE 16
Services expanded its activities to include a discount brokerage service.

    TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for and engages in the sale of certain investment related products prepared by Investment Services.

    T. Rowe Price Associates Foundation, Inc. (the "Foundation"), was incorporated in 1981 (and is not a subsidiary of the Manager). The Foundation's overall objective emphasizes various community needs by giving to a broad range of educational, civic, cultural, and health-related institutions. The Foundation has a very generous matching gift program whereby employee gifts designated to qualifying institutions are matched according to established guidelines.

    T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

    T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

    T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of the Manager, is a Maryland-chartered limited-purpose trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee/custodian for employee benefit plans, individual retirement accounts, and common trust funds and as trustee/investment agent for one trust.

    T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of the Manager, it owns the technology rights, hardware, and software of the Manager and affiliated companies and provides technology services to them.

    T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership established in 1994.

PAGE 17
    T. Rowe Price Threshold Fund II, L.P., a Delaware limited partnership, was organized in 1986 by the Manager and invests in private financings of small companies with high growth potential;
the Manager is the General Partner of the partnership.

    T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by the Manager and invests in private financings of small companies with high growth potential;
T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of this partnership.

    RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming, are its limited partners.

    T. Rowe Price Real Estate Group, Inc. ("Real Estate Group"), is a Maryland corporation and a wholly owned subsidiary of the Manager established in 1986 to provide real estate services. Subsidiaries of Real Estate Group are: T. Rowe Price Realty Income Fund I Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund I, A No-Load Limited Partnership), T. Rowe Price Realty Income Fund II Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund II, America's Sales-Commission-Free Real Estate Limited Partnership), T. Rowe Price Realty Income Fund III Management, Inc., a Maryland corporation (General Partner of
T. Rowe Price Realty Income Fund III, America's Sales-Commission-Free Real Estate Limited Partnership, and
T. Rowe Price Realty Income Fund IV Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund IV, America's Sales-Commission-Free Real Estate Limited Partnership). Real Estate Group serves as investment manager to
T. Rowe Price Renaissance Fund, Ltd., A Sales-Commission-Free Real Estate Investment, established in 1989 as a Maryland corporation which qualifies as a REIT.

    T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of the Manager. Stable Asset Management, is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable and consistent investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts, and short-term fixed income securities.


PAGE 18
    T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of the Manager organized in 1988 for the purpose of serving as the General Partner of T. Rowe Price Recovery Fund, L.P., T. Rowe Price Recovery Fund II, L.P., Delaware limited partnerships which invest in financially distressed companies.

    T. Rowe Price Recovery Fund II Associates, Inc., is a
Maryland limited liability Company organized in 1996. Wholly owned by the Manager, it serves as the General Partner of T. Rowe
Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

    T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 and as a non-Canadian Adviser under the Securities Act (Ontario).

    T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in
Maryland in 1994 and licensed to do business in several states to act primarily as an insurance agency in connection with the sale of the Price Funds' variable annuity products.

    Since 1983, the Manager has organized several distinct
Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

    TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of the Manager. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses the Manager's transfer agent, plan administrative services, retirement plan services, and operations support functions.

    TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

    TRP Finance, Inc., a wholly owned subsidiary of the Manager, is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

    T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992 for the purpose of

PAGE 19
investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of the Fund is T. Rowe Price Strategic Partners, L.P., ("Strategic Partners"), a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc., a Maryland corporation which is a wholly owned subsidiary of the Manager.

    Listed below are the directors of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

GEORGE J. COLLINS, Director of the Manager and Price-Fleming. Mr. Collins retired from the offices of Chairman of the Board, Chief Executive Officer, and President of the Manager effective as of May 31, 1997. He continues to serve on the Board of Directors of the Manager.

JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is
President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109,
Hilton Head Island, South Carolina 29925.

RICHARD L. MENSCHEL, Director of the Manager. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

JOHN W. ROSENBLUM, Director of the Manager. Mr. Rosenblum is the Dean of the Jepson School of Leadership Studies at the University of Richmond and a director of: Chesapeake Corporation, a manufacturer of paper products; Cadmus Communications Corp., a provider of printing and communication services; Comdial Corporation, a manufacturer of telephone systems for businesses; Cone Mills Corporation, a textiles producer; and Providence Journal Company, a publisher of newspapers and owner of broadcast television stations. Mr. Rosenblum's address is: University of Richmond, Virginia 23173.

ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland is Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies and a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.

PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a
Consultant to Cyprus Amax Minerals Company, Englewood, Colorado.
Mr. Walsh's address is: Pleasant Valley, Peapack, New Jersey
07977.


PAGE 20
ANNE MARIE WHITTEMORE, Director of the Manager. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation; the James River Corporation of Virginia; and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

With the exception of Messrs. Collins, Halbkat, Menschel,
Rosenblum, Strickland, and Walsh, and Mrs. Whittemore, all of the following directors of the Manager are employees of the Manager.

James S. Riepe, who is a Vice-Chairman of the Board, Director, and Managing Director of the Manager, is also a Director of Price-Fleming.

George A. Roche, who is Chairman of the Board, President, a
Director, and Managing Director of the Manager, is a Director and Vice President of Price-Fleming.

M. David Testa, who is a Vice-Chairman of the Board, Director,
Chief Investment Officer, and Managing Director of the Manager, is Chairman of the Board of Price-Fleming.

Henry H. Hopkins, who is a Director and Managing Director of the Manager, is a Vice President of Price-Fleming.

Charles P. Smith and Peter Van Dyke, who are Managing Directors of the Manager, are Vice Presidents of Price-Fleming.

James A. C. Kennedy III, John H. Laporte, Jr., William T.
Reynolds, and Brian C. Rogers are Directors and Managing
Directors of the Manager.

Preston G. Athey, Brian W.H. Berghuis, Edward C. Bernard, Stephen
W. Boesel, Thomas H. Broadus, Jr., Michael A. Goff, Andrew C. Goresh, Mary J. Miller, Charles A. Morris, Edmund M. Notzon III,
R. Todd Ruppert, Charles E. Vieth, and Richard T. Whitney are Managing Directors of the Manager.

George A. Murnaghan, who is a Managing Director of the Manager, is also an Executive Vice President of Price-Fleming.

Robert P. Campbell, Michael J. Conelius, Roger L. Fiery III, R.
Aran Gordon, Veena A. Kutler, Heather R. Landon, Nancy M. Morris,
Robert W. Smith, William F. Wendler II, and Edward A. Wiese, who are Vice Presidents of the Manager, are Vice Presidents of Price-Fleming.

PAGE 21
Todd J. Henry, and Kathleen G. Polk, who are employees of the Manager, are Vice Presidents of Price-Fleming.

Kimberly A. Haker, an Assistant Vice President of the Manager, is
Assistant Vice President and Controller of Price-Fleming.

Alvin M. Younger, Jr., who is Chief Financial Officer, Managing
Director, Secretary, and Treasurer of the Manager, is Secretary and Treasurer of Price-Fleming.

Nolan L. North, who is a Vice President and Assistant Treasurer of the Manager, is Assistant Treasurer of Price-Fleming.

Leah P. Holmes, who is an Assistant Vice President of the
Manager, is a Vice President of Price-Fleming.

Barbara A. Van Horn, who is Assistant Secretary of the Manager, is Assistant Secretary of Price-Fleming.

Ava M. Rainey, an Assistant Vice President of the Manager, is an
Assistant Vice President of Price-Fleming.

Elsie S. Crawford, an employee of the Manager, is an Assistant
Vice Presidents of Price-Fleming.

    Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

    See also "Management of Fund," in Registrant's Statement of
Additional Information.

Item 29. Principal Underwriters.

    (a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for seventy-nine Price Funds. Investment Services is a wholly-owned subsidiary of the Manager is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commission or other compensation for acting as principal underwriter.

PAGE 22
    (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt
         Street, Baltimore, Maryland 21202.

                                                 Positions and
Name and Principal       Positions and Offices   Offices With
Business Address         With Underwriter        Registrant
__________________       ______________________  _____________

James S. Riepe           Chairman of the Board   Vice President
                                                 and Director
Edward C. Bernard        President               None
Henry H. Hopkins         Vice President and
                         Director                Vice President
Charles E. Vieth         Vice President and
                         Director                None
Patricia M. Archer       Vice President          None
Joseph C. Bonasorte      Vice President          None
Darrell N. Braman        Vice President          None
Ronae M. Brock           Vice President          None
Meredith C. Callanan     Vice President          None
Christine M. Carolan     Vice President          None
Laura H. Chasney         Vice President          None
Renee M. Christoff       Vice President          None
Victoria C. Collins      Vice President          None
Alana S. Curtice         Vice President          None
Christopher W. Dyer      Vice President          None
Christine S. Fahlund     Vice President          None
Forrest R. Foss          Vice President          None
Andrea G. Griffin        Vice President          None
Douglas E. Harrison      Vice President          None
David J. Healy           Vice President          None
Joseph P. Healy          Vice President          None
Walter J. Helmlinger     Vice President          None
Eric G. Knauss           Vice President          None
Douglas G. Kremer        Vice President          None
Sharon R. Krieger        Vice President          None
Keith W. Lewis           Vice President          None
James Link               Vice President          None
Sarah McCafferty         Vice President          None
Maurice A. Minerbi       Vice President          None
Nancy M. Morris          Vice President          None
George A. Murnaghan      Vice President          None
Steven E. Norwitz        Vice President          None
Kathleen M. O'Brien      Vice President          None
Scott R. Powell          Vice President          None
Pamela D. Preston        Vice President          None
Lucy B. Robins           Vice President          None
John R. Rockwell         Vice President          None
Christopher S. Ross      Vice President          None

PAGE 23
Kenneth J. Rutherford    Vice President          None
Daniel S. Schreiner      Vice President          None
Kristin E. Seeberger     Vice President          None
Monica R. Tucker         Vice President          None
William F. Wendler II    Vice President          None
Jane F. White            Vice President          None
Thomas R. Woolley        Vice President          None
Alvin M. Younger, Jr.    Secretary and Treasurer None
Mark S. Finn             Controller & Vice
                         President               None
Richard J. Barna         Assistant Vice President     None
Catherine L. Berkenkemper Assistant Vice President    None
Robin C.B. Binkley       Assistant Vice President     None
Patricia S. Butcher      Assistant Vice President     Assistant
                                                      Secretary
Cheryl L. Emory          Assistant Vice President     None
John A. Galateria        Assistant Vice President     None
Edward F. Giltenan       Assistant Vice President     None
Janelyn A. Healey        Assistant Vice President     None
Kathleen Hussey          Assistant Vice President     None
Valerie King             Assistant Vice President     None
Steven A. Lasson         Assistant Vice President     None
Jeanette M. LeBlanc      Assistant Vice President     None
C. Lillian Matthews      Assistant Vice President     None
Janice D. McCrory        Assistant Vice President     None
Sandra J. McHenry        Assistant Vice President     None
Mark J. Mitchell         Assistant Vice President     None
Danielle N. Nicholson    Assistant Vice President     None
Barbara A. O'Connor      Assistant Vice President     None
JeanneMarie B. Patella   Assistant Vice President     None
Carin C. Quinn           Assistant Vice President     None
David A. Roscum          Assistant Vice President     None
Arthur J. Silber         Assistant Vice President     None
Jerome Tuccille          Assistant Vice President     None
Linda C. Wright          Assistant Vice President     None
Nolan L. North           Assistant Treasurer     None
Barbara A. Van Horn      Assistant Secretary     None

    (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

Item 30. Location of Accounts and Records.

    All accounts, books, and other documents required to be maintained by T. Rowe Price Tax-Efficient Balanced Fund, Inc. under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by T. Rowe Price Tax-Efficient Balanced Fund, Inc., at its offices at

PAGE 24
    100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 100 East Pratt Street, Baltimore, Maryland 21202. Custodian activities for
    T. Rowe Price Tax-Efficient Balanced Fund, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Item 31. Management Services.

    The Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus.

Item 32. Undertakings.

    (a) If requested to do so by the holders of at least 10% of all votes entitled to be cast, the Registrant will call a meeting of shareholders for the purpose of voting on the question of removal of a director or directors and will assist in communications with other shareholders to the extent required by Section 16(c).

    (b) The Fund agrees to furnish, upon request and without charge, a copy of its latest Annual Report to each person to whom a prospectus is delivered.

PAGE 25
    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this 24th day of October, 1997.

                        T. ROWE PRICE TAX-EFFICIENT BALANCED
                        FUND, INC.

                        /s/James S. Riepe
                        _______________________________________
                        By:  James S. Riepe,
                             President and Director


    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                          TITLE                 DATE
_________                           ______               _____

/s/James S. Riepe
____________________       President and Director    October 24, 1997
James S. Riepe

/s/Carmen F. Deyesu
____________________              Treasurer          October 24, 1997
Carmen F. Deyesu           (Chief Financial Officer)

           *                      Director          October 24, 1997
Donald W. Dick, Jr.

           *                      Director          October 24, 1997
David K. Fagin

/s/James A.C. Kennedy, III
____________________           Vice President        October 24, 1997
James A.C. Kennedy, III          and Director

           *                      Director          October 24, 1997
Hanne M. Merriman

/s/M. David Testa
____________________              Director          October 24, 1997
M. David Testa
PAGE 26
           *                      Director          October 24, 1997
Hubert D. Vos

           *                      Director          October 24, 1997
Paul M. Wythes

*/s/Henry H. Hopkins, Attorney-In-Fact
Henry H. Hopkins, Attorney-In-Fact